Income tax	12 Months Ended
Jun. 30, 2024
Major components of tax expense (income) [abstract]
Income tax	Income tax
(a.) Amounts recognized in profit or loss:

	June 30,	June 30
	2024	2023
	$	$
Current tax expense/(recovery)
Current year	3,006	1,510
Changes in prior years position	(803)	(1,682)
	2,203	(172)
Deferred tax recovery
Origination and reversal of temporary differences	(4,733)	(2,236)
Changes in tax rate & deferred tax asset not recognized	918	(588)
Changes in prior years position	772	174
Recognition of previously unrecognized tax losses	—	(110)
	(3,043)	(2,760)

(b.) Amounts recognized in OCI:

	June 30, 2024			June 30, 2023
	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax
	$	$	$	$	$	$
Change in fair value of interest rate swaps, net of tax	(940)	231	(709)	638	(142)	496
	(940)	231	(709)	638	(142)	496
(c.) Reconciliation of effective tax rate:

	June 30, 2024	June 30, 2023
	$	$
Loss before tax from continuing operations	(9,499)	(31,958)
Tax using the Company's domestic tax rate	(2,447)	(8,186)
Effect of tax rates in foreign jurisdictions	2	90
Changes in tax rate & deferred tax asset not recognized	918	(588)
Tax effect of:
Share based compensation	768	642
Other non-deductible expenses	9	(92)
Scientific Research and Experimental Development	88	90
Gain on contingent consideration	52	(753)
Stock options deduction revaluation adjustment	(199)	1,749
Goodwill impairment	—	5,623
Earn-out amortization	—	110
Recognition of previously unrecognized tax losses	—	(110)
Change in prior years position	(31)	(1,507)
	(840)	(2,932)
(d.) Movements in deferred tax balances:

	Balance at July 1, 2023				Balance at June 30, 2024
	DTA/(DTL)	Recognized in profit or loss	Recognized in OCI	Other	Net	DTA	DTL
	$	$	$	$	$	$	$
Non-deductible reserves	5,041	(1,241)	—	—	3,800	3,800	—
SR&ED investment tax credits, net of 12(1)(x)	2,193	(80)	—	251	2,364	2,364	—
Property, plant and equipment	(1,960)	486	—	—	(1,474)	49	(1,523)
Intangible assets including goodwill	(33,200)	6,614	—	—	(26,586)	—	(26,586)
Deferred development costs	(680)	608	—	—	(72)	—	(72)
Non-capital/Net operating losses carried forward	13,600	(1,726)	—	—	11,874	11,874	—
Lease liabilities and Others	3,621	(725)	—	—	2,896	2,896	—
Right of use assets	(3,320)	715	—	—	(2,605)	—	(2,605)
Share issuance cost	521	(294)	—	—	227	227	—
Equity Incentive Plan	152	(152)	—	—	—	—	—
163J interest	3,596	(1,162)	—	—	2,434	2,434	—
Interest Swap	(649)	—	231	—	(418)	—	(418)
Tax assets (liabilities) before set-off	(11,085)	3,043	231	251	(7,560)	23,644	(31,204)
Set-off of tax						21,310	(21,309)
Net tax assets (liabilities)						2,334	(9,895)

	Balance at July 1, 2022				Balance at June 30, 2023
	DTA/(DTL)	Recognized in profit or loss	Recognized in OCI	Other	Net	DTA	DTL
	$	$	$	$	$	$	$
Non-deductible reserves	5,444	(403)	—	—	5,041	5,041	—
SR&ED investment tax credits, net of 12(1)(x)	2,001	—	—	192	2,193	2,193	—
Property, plant and equipment	(2,432)	472	—	—	(1,960)	42	(2,002)
Intangible assets including goodwill	(41,927)	8,727	—	—	(33,200)	—	(33,200)
Deferred development costs	(886)	206	—	—	(680)	—	(680)
Non-capital/Net losses carried forward	15,620	(2,020)	—	—	13,600	13,600	—
Lease liabilities and Others	4,710	(1,089)	—	—	3,621	3,621	—
Right of use assets	(4,441)	1,121	—	—	(3,320)	—	(3,320)
Share issuance cost	834	(313)	—	—	521	521	—
Equity Incentive Plan	—	152	—	—	152	152	—
Stock options	4,096	(4,096)	—	—	—	—	—
163J interest	3,593	3	—		3,596	3,596	—
Interest Swap	(507)	—	(142)	—	(649)	—	(649)
Tax assets (liabilities) before set-off	(13,895)	2,760	(142)	192	(11,085)	28,766	(39,851)
Set-off of tax						25,556	(25,556)
Net tax assets (liabilities)						3,210	(14,295)
(e.) Unrecognized deferred tax asset:

	June 30, 2024		June 30, 2023
	Gross amount	Tax effect	Gross amount	Tax effect
	$	$	$	$
Capital losses carried forward Canada	41	10	48	12
Capital losses carried forward USA	12,885	3,302	12,885	3,251
Non-capital losses - STC Canada	48	12	48	12
Net operating loss - Australia	2,302	691	—	—

Capital losses carried forward do not expire while the non-capital loss will expire in 2042.